VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 99.3%
Alabama: 2.5%
Alabama Special Care Facilities Financing Authority- Birmingham, Methodist Home (RB) 5.50%, 06/01/26 (c)	$500		$480,720
Black Belt Energy Gas District, Series B-1 (RB) 4.00%, 10/01/27 (c) (p)	500		500,203
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 12/01/26 (c) (p)	2,100		2,104,261
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	390		437,894
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		1,004,793
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 04/01/24 (c) (p)	2,100		2,105,762
Sumter County, Alabama Industrial Development Authority Exempt Facilities, Enviva, Inc. Project (RB) 6.00%, 07/15/32 (c) (p)	2,000		1,837,379
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	2,371		2,168,715
			10,639,727
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 6.50%, 09/01/28	250		271,085
Arizona: 1.9%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/23 (c)	195		195,823
5.00%, 07/01/26	150		151,827
Arizona Industrial Development Authority, Economic Development, Linder Village Project (RB) (AGM) 5.00%, 06/01/31	1,000		1,011,808
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c) (d) *	500		325,000
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c) (d) *	1,000		650,000
	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Leman Academy of Excellence, East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	$500		$481,600
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	495		478,553
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		490,391
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	471		455,866
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series B (RB) 5.00%, 07/01/29 (c)	1,000		1,112,717
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/27 (c)	500		556,317
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	325		321,604
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	1,390		1,366,034
Salt Verde Financial Corp. (RB)
5.25%, 12/01/24	65		66,763
5.25%, 12/01/28	10		10,785
5.50%, 12/01/29	370		408,066
			8,083,154
Arkansas: 0.5%
Arkansas Development Finance Authority, Baptist Memorial Health Care Corp., Series B-2 (RB) 5.00%, 09/01/27 (c) (p)	2,000		2,141,612
California: 6.1%
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	575		585,572
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 4.00%, 12/01/27 (c) (p)	1,000		1,015,280

1

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Community Choice, Financing Authority Clean Energy Project, Series A-1 (RB) 5.00%, 08/01/29 (c) (p)	$1,000		$1,068,217
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,905		1,931,607
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 11/15/28 (c)	1,340		1,432,076
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27 (c)	50		54,029
5.00%, 02/01/27	50		54,006
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		652,760
5.00%, 06/30/28	220		238,668
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/28 (c)	260		280,757
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	3,625		3,596,454
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		50,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,360		176,800
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB)
3.38%, 07/01/25	400		398,661
3.62%, 07/01/25 (c)	2,000		1,984,247
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/15/23 (c)	1,500		1,347,553
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	1,000		965,513
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 01/30/23 (c)	$3		$2,773
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	300		310,912
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	350		364,034
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		247,828
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/26	500		533,130
5.00%, 05/01/27	500		543,082
5.00%, 05/01/29	500		557,024
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	5		5,023
City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	500		523,150
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000		995,350
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250		271,280
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115		131,503
County of Santa Barbara, Solid Waste System, Series B (CP) (AMBAC) 5.00%, 12/01/28 (c)	520		584,012
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	480		483,655
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		117,715

2

	Par (000’s	)	Value
California (continued)
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	$230		$236,932
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	260		293,249
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,250		1,257,604
Oakland Unified School District (GO) 5.00%, 08/01/26	380		415,313
Palomar Health (RB)
5.00%, 11/01/25	250		262,722
5.00%, 11/01/26 (c)	90		95,590
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110		113,264
River Islands Public Financing Authority, Improvement Area No. 1, Series A (ST) (AGM) 5.00%, 09/01/29 (c)	500		574,125
San Francisco Community College District (GO)
5.00%, 06/15/25	1,000		1,063,328
5.00%, 06/15/25 (c)	205		218,296
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	370		129,500
			26,162,594
Colorado: 1.7%
City and County of Broomfield, Arista Metropolitan District, Series A (GO) 4.38%, 12/01/23 (c)	500		481,152
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/28 (c)	295		326,396
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	1,000		1,003,036
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/23 (c)	1,000		899,622
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/26 (c)	600		631,656
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	580		547,628
	Par (000’s	)	Value
Colorado (continued)
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	$500		$475,411
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140		153,762
Rocky Mountain Rail Park Metropolitan District (GO) 5.00%, 03/01/26 (c)	500		481,813
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200		188,782
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500		473,585
Transport Metropolitan District No. 3 (GO) 4.12%, 03/01/26 (c)	1,000		915,939
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 09/01/26 (c)	1,000		886,452
			7,465,234
Connecticut: 0.5%
City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	405		406,661
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120		113,779
Harbor Point Infrastructure Improvement District, Harbor Point Project (TA) 5.00%, 04/01/27 (c)	1,000		1,018,352
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	450		444,039
			1,982,831
Delaware: 0.2%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	1,000		927,478
District of Columbia: 0.3%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.12%, 07/01/24 (c)	1,060		1,018,761
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	500		488,172
			1,506,933

3

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida: 4.7%
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) (NATL) 5.00%, 10/01/30	$500		$518,320
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,540		1,413,857
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	905		893,459
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/24 (c)	425		385,669
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/26 (c)	535		493,910
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/31 (c)	500		595,551
City of Orlando, Florida Senior Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	500		554,951
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27	600		666,008
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	290		305,166
County of Broward, School District, Series B (CP) 5.00%, 07/01/27 (c)	315		350,200
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 02/15/30 (c)	500		546,554
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315		313,451
County of Miami-Dade, School Board, Series D (CP) 5.00%, 02/01/26 (c)	120		127,460
County of Miami-Dade, Series A (RB) 5.00%, 10/01/26 (c)	750		813,797
	Par (000’s	)	Value
Florida (continued)
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	$500		$507,689
County of St. Lucie, School District, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250		266,179
Florida Development Finance Corp. Education Facilities, Central School Project (RB) 5.00%, 08/15/32	500		486,686
Florida Development Finance Corp. Education Facilities, Cornerstone Chapter Academy Project (RB) 5.00%, 10/01/29 (c)	500		517,135
Florida Development Finance Corp., IPS Florida LLC- Idea Florida Inc. (RB) 5.25%, 06/15/27 (c)	500		503,262
Florida Development Finance Corp., Renaissance Chapter School Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	470		429,868
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	145		140,500
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project (RB) (SAW) 5.00%, 06/01/28 (c)	625		609,585
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.38%, 01/01/26 (c) (p)	2,730		2,522,755
6.50%, 01/01/29 (c) (p)	2,750		2,501,738
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 01/30/23 (c)	500		471,982
JEA Electric System, Series B (RB) 5.00%, 10/01/27 (c)	110		122,787
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB) 5.00%, 10/01/24	250		257,331
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	2,000		2,039,771

4

	Par (000’s	)	Value
Florida (continued)
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	$470		$464,410
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	245		240,349
3.00%, 05/01/29	235		217,070
			20,277,450
Georgia: 1.5%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250		132,500
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB) 2.92%, 03/12/24 (p)	250		248,039
Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Series E (RB) 3.25%, 02/03/25 (p)	1,000		999,899
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250		248,750
George L Smith II Congress Center Authority, Convention Center Hotel, First Ties, Series A (RB) 2.38%, 01/01/31	1,500		1,343,270
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		409,899
Georgia State, Road and Tollway Authority, Highway Grant Anticipation (RB)
5.00%, 06/01/25	300		318,375
5.00%, 06/01/28	250		285,360
Main Street Natural Gas, Inc., Series A-1 (RB) 5.50%, 09/15/25	135		141,529
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	1,000		964,231
4.00%, 09/01/26 (c) (p)	1,000		1,006,340
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		254,957
	Par (000’s	)	Value
Georgia (continued)
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	$225		$220,494
			6,573,643
Guam: 1.2%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360		373,956
Guam Government, Business Privilege Tax, Series F (RB)
5.00%, 01/01/30	1,000		1,103,140
5.00%, 01/01/31	1,000		1,114,327
Guam Government, Department of Education, John F. Kennedy High School and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	250		246,835
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	250		272,238
Guam Government, Series A (RB) 5.00%, 12/01/24	1,000		1,028,471
Guam Power Authority, Series A (RB) 5.00%, 10/01/32 (c)	880		996,277
			5,135,244
Hawaii: 0.3%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	1,500		1,484,963
Illinois: 17.8%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		1,063,502
5.00%, 12/01/29 (c)	1,000		1,054,122
5.00%, 12/01/30 (c)	1,500		1,588,229
5.00%, 12/01/30 (c)	2,000		2,124,921
7.00%, 12/01/25 (c)	200		216,114
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/28 (c)	250		262,018
5.00%, 12/01/28 (c)	200		216,169
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	230		243,321
5.50%, 12/01/31	1,000		1,119,136
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/24	310		291,708
0.01%, 12/01/26	310		271,649
0.01%, 12/01/28	795		640,955

5

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29 (c)	$1,250		$1,317,652
5.00%, 12/01/29 (c)	1,950		2,048,882
5.00%, 12/01/29 (c)	1,400		1,466,281
5.00%, 12/01/29	1,250		1,329,378
5.00%, 12/01/29 (c)	2,000		2,105,935
5.00%, 12/01/30 (c)	3,000		3,197,681
5.00%, 12/01/30	2,000		2,137,375
Chicago Board of Education, Series C (GO)
5.00%, 12/01/24	1,000		1,022,755
5.00%, 12/01/27	500		524,201
5.00%, 12/01/27 (c)	1,560		1,627,127
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	1,320		1,328,262
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	750		762,058
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	260		266,222
Chicago O’Hare International Airport, Series B (RB)
4.00%, 01/30/23 (c)	1,000		1,000,555
5.00%, 01/01/25 (c)	105		110,332
5.00%, 01/01/25 (c)	190		198,714
5.00%, 01/01/25 (c)	295		308,110
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.01%, 12/01/29	575		443,851
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	1,515		1,221,442
0.00%, 12/01/29 ^	585		451,571
0.01%, 12/01/24	515		484,611
0.01%, 12/01/25	560		510,269
0.01%, 12/01/26	490		429,381
0.01%, 12/01/30	190		140,270
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115		118,382
5.00%, 06/01/25	1,000		1,045,232
5.00%, 06/01/26	535		570,819
Chicago Transit Authority, Federal Transit Administration Section 5337 Urbanized Area Formula (RB) 5.00%, 06/01/25	1,000		1,045,923
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	280		286,782
	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Second Lien Water (RB)
5.00%, 01/30/23 (c)	$100		$100,774
5.00%, 11/01/24 (c)	100		102,974
5.00%, 11/01/24 (c)	270		278,346
5.00%, 11/01/24 (c)	150		154,680
City of Chicago, Second Lien Water, Series A-1 (RB) 5.00%, 11/01/26 (c)	100		105,606
City of Chicago, Series A (GO)
4.00%, 01/01/31 (c)	500		500,047
5.00%, 01/01/30	1,500		1,611,906
5.25%, 01/01/24 (c)	180		181,524
City of Chicago, Series C (GO) 5.00%, 01/01/25	1,090		1,116,401
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240		241,725
County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	500		541,890
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500		390,628
Illinois Finance Authority, Charter School, Art In Motion Project, Series A (RB) 4.00%, 07/01/31	1,000		891,287
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,190		535,500
Illinois Finance Authority, Lutheran Life Communities, Series A (RB) 5.00%, 11/01/26 (c)	250		245,941
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 01/30/23 (c)	100		99,661
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250		245,068
Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	785		832,143
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		411,086
5.00%, 06/15/29	545		568,953
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		233,271
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL) 0.00%, 12/15/24 ^	130		122,403

6

	Par (000’s	)	Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/27 (c)	$500		$525,698
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		95,931
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	330		360,737
State of Illinois (GO)
3.50%, 06/01/26 (c)	350		350,257
3.50%, 06/01/26 (c)	1,845		1,838,270
4.00%, 01/30/23 (c)	185		185,158
4.00%, 06/01/26 (c)	1,000		1,011,918
4.12%, 01/30/23 (c)	300		300,211
4.12%, 11/01/26 (c)	100		101,898
5.00%, 01/01/26	200		211,036
5.00%, 11/01/24	705		730,261
5.00%, 12/01/25	1,315		1,385,905
5.00%, 02/01/24	120		122,558
5.00%, 02/01/24	500		510,659
5.00%, 02/01/24 (c)	150		153,147
5.00%, 02/01/26	515		544,062
5.00%, 02/01/27 (c)	600		636,734
5.00%, 02/01/27	500		534,949
5.00%, 03/01/26	500		528,814
5.00%, 05/01/24 (c)	100		102,235
5.00%, 05/01/24 (c)	1,250		1,271,931
5.00%, 06/01/26	100		106,117
5.00%, 06/01/26 (c)	455		481,190
5.25%, 07/01/23 (c)	1,000		1,007,976
5.25%, 07/01/23 (c)	275		277,296
5.50%, 07/01/23 (c)	500		505,706
5.50%, 07/01/23 (c)	60		60,657
5.50%, 07/01/23 (c)	1,400		1,414,671
5.50%, 07/01/23 (c)	270		273,191
State of Illinois (GO) (NATL) 6.00%, 11/01/26	2,000		2,126,076
State of Illinois, Sales Tax (RB)
4.00%, 06/15/26 (c)	810		825,413
5.00%, 06/15/23 (c)	285		286,703
5.00%, 06/15/23 (c)	190		191,080
5.00%, 06/15/26	235		247,032
5.00%, 06/15/31	1,000		1,095,153
State of Illinois, Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	500		465,539
State Of Illinois, Sales Tax, Series A (RB) (BAM) 4.00%, 06/15/30	1,000		1,060,818
State of Illinois, Series A (GO)
4.00%, 01/30/23 (c)	100		100,052
5.00%, 10/01/28	500		543,192
5.00%, 03/01/29	500		544,777
	Par (000’s	)	Value
Illinois (continued)
5.00%, 03/01/30	$500		$548,126
State of Illinois, Series B (GO)
4.00%, 10/01/30 (c)	500		512,031
5.00%, 10/01/28 (c)	1,000		1,069,162
5.00%, 09/01/27	600		645,859
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315		336,561
State of Illinois, Series D (GO)
3.25%, 11/01/26	165		165,871
5.00%, 11/01/25	1,250		1,315,814
5.00%, 11/01/26	1,395		1,488,086
5.00%, 11/01/27	1,130		1,218,277
5.00%, 11/01/27 (c)	460		493,597
			77,012,103
Indiana: 1.5%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 01/30/23 (c)	290		281,022
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	3,015		2,998,567
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	1,000		900,150
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	2,000		1,971,013
Indianapolis Local Public Improvement, Indianapolis Airport Authority Project, Series D (RB) 5.00%, 01/01/29	500		552,982
			6,703,734
Iowa: 1.2%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945		948,411
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Company Project (RB) 4.00%, 12/01/32 (c) (p)	1,000		1,000,762
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	350		350,497
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	755		742,403
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/26 (c) (p)	1,920		1,993,576
			5,035,649

7

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kansas: 0.2%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 01/20/23 (c)	$225		$214,495
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	600		571,095
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	100		94,247
			879,837
Kentucky: 0.4%
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140		148,268
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140		151,781
Commonwealth of Kentucky, State Property and Building Commission, Project No. 112, Series B (RB)
5.00%, 11/01/25	630		672,182
5.00%, 11/01/26 (c)	325		353,406
Kentucky Asset Liability Commission Project, Federal Highway Trust, Series A (RB) 5.25%, 09/01/23 (c)	250		253,625
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	85		83,179
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175		184,053
			1,846,494
Louisiana: 1.9%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	1,025		1,043,650
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		153,243
City of New Orleans, Louisiana Water (RB) 5.00%, 12/01/25 (c)	305		327,323
	Par (000’s	)	Value
Louisiana (continued)
City of Shreveport, Water and Sewer, Series C (RB) (BAM) 5.00%, 12/01/26	$525		$568,695
Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	500		501,328
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	4,310		4,120,465
Louisiana Public Facilities Authority, Solid Waste Disposal , Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	330		3
Louisiana Public Facilities Authority, Solid Waste Disposal , Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	521		5
Parish of St James, Nustar Logistics, LP Project (RB) 6.10%, 06/01/30 (p)	1,500		1,628,801
			8,343,513
Maryland: 0.9%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		198,584
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	350		356,031
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200		195,984
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 01/30/23 (c)	695		702,133
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	155		151,506
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	2,000		1,853,787

8

	Par (000’s	)	Value
Maryland (continued)
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	$425		$461,443
			3,919,468
Massachusetts: 0.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490		497,555
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/26 (c)	310		333,040
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series K (RB) 5.00%, 07/01/28	500		559,009
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 01/20/23 (c)	250		252,962
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335		360,552
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	100		106,090
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275		284,197
			2,393,405
Michigan: 1.5%
City of Detroit, Michigan Unlimited Tax (GO) 5.00%, 04/01/26	1,000		1,041,487
City of Detroit, Series A (GO) (SBG) 5.00%, 04/01/31 (c)	500		533,344
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250		235,198
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	500		542,024
5.00%, 07/01/26 (c)	1,000		1,084,272
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500		450,772
	Par (000’s	)	Value
Michigan (continued)
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	$1,000		$1,003,141
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155		166,195
Wayne County Airport Authority, Detroit metropolitan Wayne County Airport, Series C (RB) 5.00%, 12/01/27	1,415		1,587,000
			6,643,433
Minnesota: 0.5%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100		95,636
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25	415		269,750
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350		340,360
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000		939,832
Saint Paul Minnesota Housing and Redevelopment Authority, Health Care, Series A (RB) 5.00%, 07/01/25 (c)	500		525,426
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	100		101,025
			2,272,029
Mississippi: 0.1%
Mississippi Business Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 08/02/27 (p)	500		478,260
Missouri: 0.9%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	600		583,399
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/26 (c)	220		192,900

9

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Missouri (continued)
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	$1,915		$1,659,968
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/25 (c)	125		120,677
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	400		370,563
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/29 (c)	500		456,563
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		510,714
			3,894,784
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/27	500		533,056
5.00%, 09/01/28	100		107,822
5.00%, 09/01/30	125		137,282
			778,160
Nevada: 1.1%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 01/30/23 (c)	305		303,751
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB)
2.50%, 06/15/24	150		146,384
2.75%, 06/15/28	1,000		909,928
Clark County, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100		103,798
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		4,217
Clark County, School District, Series A (GO) 5.00%, 06/15/24	500		517,202
Clark County, School District, Series B (GO) (AGM)
5.00%, 06/15/29	250		289,180
5.00%, 06/15/29 (c)	250		288,156
Clark County, School District, Series B (GO) (BAM) 5.00%, 06/15/30	250		293,638
	Par (000’s	)	Value
Nevada (continued)
Clark County, School District, Series C (GO) 5.00%, 12/15/25 (c)	$115		$123,314
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	377		388,958
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	505		508,354
Tahoe-Douglas Visitors Authority (RB) 5.00%, 07/01/30 (c)	1,000		1,068,188
			4,945,068
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	250		240,352
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	242		53,260
			293,612
New Jersey: 7.2%
New Jersey Economic Development Authority, American Water Company, Inc. Project, Series B (RB) 2.05%, 12/03/29 (p)	1,250		1,133,149
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 01/30/23 (c)	2,000		2,021,184
5.62%, 03/05/24 (c)	1,000		1,024,027
5.75%, 01/30/23 (c)	300		300,373
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	760		778,763
5.00%, 07/01/27 (c)	1,000		1,073,934
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	380		399,859
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	500		516,774
5.00%, 11/01/25	115		122,101

10

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	$110		$125,050
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	115		126,996
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100		112,382
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	455		455,820
5.00%, 03/01/23 (c)	1,500		1,502,741
5.00%, 03/01/23 (c)	200		200,348
5.00%, 03/01/23 (c)	35		35,063
5.00%, 03/01/23 (c)	1,660		1,663,450
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	340		350,593
5.00%, 06/15/24 (c)	500		517,934
5.00%, 06/15/24 (c)	320		331,654
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	690		714,749
5.00%, 06/15/24	430		443,323
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/25 (c)	440		454,664
4.38%, 06/15/25 (c)	130		134,598
5.00%, 06/15/25 (c)	345		363,770
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	750		793,503
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	175		161,307
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	175		180,371
5.00%, 06/15/24 (c)	145		149,518
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	$315		$325,428
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	500		542,624
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120		110,211
0.00%, 12/15/26 ^	360		320,372
0.00%, 12/15/32 ^	5		3,519
5.00%, 12/15/24	500		521,399
5.00%, 12/15/25	500		532,422
5.00%, 12/15/28 (c)	205		229,681
5.00%, 06/15/24	300		309,295
5.00%, 06/15/26 (c)	500		535,251
5.00%, 06/15/26 (c)	395		423,915
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
5.00%, 06/15/26 (c)	110		118,361
5.00%, 06/15/26 (c)	845		911,414
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/28 (c)	500		559,083
5.00%, 06/15/23 (c)	490		494,153
5.00%, 06/15/25 (c)	275		289,962
5.25%, 06/15/25 (c)	100		106,048
5.25%, 06/15/25 (c)	365		385,979
5.25%, 06/15/25 (c)	1,065		1,122,105
5.25%, 06/15/25 (c)	435		460,639
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/24 (c)	1,380		1,432,554
5.25%, 12/15/23	515		526,129
State of New Jersey, Covid-19 General Emergency, Series A (GO)
5.00%, 06/01/26	500		543,931
5.00%, 06/01/27	500		556,627
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	2,000		1,866,438
3.00%, 06/01/26	80		80,887
5.00%, 06/01/27	100		111,325
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28	655		708,732
5.00%, 06/01/28 (c)	150		162,202
5.00%, 06/01/28 (c)	640		691,958
			31,170,642

11

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Mexico: 0.8%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan And Four Corners Projects, Series B (RB) 2.15%, 10/01/31 (c)	$1,700		$1,428,486
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series A (RB) 1.80%, 04/01/29	1,100		952,840
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	1,000		866,218
			3,247,544
New York: 11.3%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	100		103,399
5.00%, 01/15/27 (c)	1,800		1,851,246
5.00%, 01/15/27 (c)	100		103,214
5.00%, 07/15/24	1,750		1,776,651
5.00%, 07/15/26	100		103,161
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,195		1,144,769
Build NYC Resource Corp., New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		264,558
Build NYC Resource Corp., Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/29 (c)	595		568,113
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250		270,029
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250		274,663
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/26 (c)	275		290,375
5.00%, 07/01/26 (c)	270		284,418
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	1,000		958,500
	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	$250		$260,409
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250		265,643
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	500		522,106
5.00%, 05/15/28 (c)	560		594,488
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250		257,673
5.00%, 11/15/25 (c)	250		257,407
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	500		557,044
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	930		844,627
New York Convention Center Development Corp., Hotel Unit (RB) 5.00%, 11/15/25 (c)	500		531,779
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/24	250		253,787
5.00%, 08/01/28 (c)	1,000		1,051,958
5.00%, 08/01/28 (c)	945		992,571
5.00%, 08/01/28 (c)	2,395		2,511,570
5.00%, 09/01/27	1,000		1,052,241
New York State Environmental Facilities Corp., Casella Waste Syatems Inc. Project (RB) 2.88%, 12/03/29 (p)	1,000		881,387
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA 542 (C)) 2.75%, 09/02/25 (c) (p)	600		570,854
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	815		770,110
5.00%, 01/20/23 (c)	620		620,113
5.00%, 01/20/23 (c)	4,155		4,155,040
5.25%, 08/01/30 (c)	865		892,081
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project (RB) 4.00%, 10/01/30	4,380		4,399,615

12

	Par (000’s	)	Value
New York (continued)
5.00%, 01/01/28 (c)	$785		$822,944
5.00%, 01/01/28 (c)	780		817,942
5.00%, 01/01/28 (c)	4,405		4,608,808
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	2,000		1,849,444
New York Transportation Development Corp., Terminal 4, John F. Kennedy International Airport Project, Series A (RB) 5.00%, 12/01/24	2,050		2,119,811
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	1,500		1,467,121
Port Authority of New York & New Jersey, Series 217 (RB) 3.00%, 10/01/28	550		554,817
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	1,130		965,228
5.00%, 01/01/26 (c)	750		658,697
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	665		685,596
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/23 (c)	120		116,671
4.12%, 05/15/23 (c)	100		97,099
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Series A (RB) (BAM-TCRS) 5.00%, 08/15/24	1,800		1,866,981
Trust for Cultural Resources of The City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30 (c)	1,000		1,173,498
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	70		74,326
5.00%, 06/01/27	70		74,354
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	275		260,625
	Par (000’s	)	Value
New York (continued)
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	$200		$190,800
			48,640,361
North Carolina: 1.0%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125		132,994
North Carolina Medical Care Commission, Vedan Health (RB) 5.00%, 06/01/25 (c)	250		265,371
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350		364,687
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	500		558,869
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	3,000		3,070,442
			4,392,363
North Dakota: 0.4%
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 06/15/26 (c) (d) *	3,000		1,650,000
Ohio: 1.5%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	500		570,214
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/29 (c)	1,000		991,142
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	250		259,095
5.00%, 02/15/26	50		52,849
5.00%, 02/15/27	350		373,482
5.00%, 02/15/27 (c)	110		116,785
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 03/03/23 (c)	1,860		1,861,229

13

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
Ohio Air Quality Development Authority, American Electric Company Project, Series A (RB) 2.40%, 10/01/29 (c) (p)	$500		$455,715
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,860,953
			6,541,464
Oklahoma: 0.8%
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		1,009,241
5.00%, 08/15/27	250		253,048
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,000		2,015,165
			3,277,454
Oregon: 0.1%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) *	500		30,000
Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	325		308,342
			338,342
Pennsylvania: 5.0%
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	1,250		1,268,281
5.00%, 05/01/28	1,665		1,691,391
5.00%, 05/01/28	875		889,774
Berks County Industrial Development Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	200		150,032
5.00%, 11/01/24	1,000		961,741
5.00%, 11/01/25	1,000		939,948
5.00%, 11/01/26	400		367,430
5.00%, 11/01/27 (c)	1,065		893,404
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/30	800		682,663
5.00%, 02/01/31	425		354,923
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500		1,357,710
	Par (000’s	)	Value
Pennsylvania (continued)
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	$500		$421,792
City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	80		84,486
County of Albemarle, Industrial Development Authority Environmental Improvement, United States Steel Corp. Project (RB) 4.88%, 11/01/24	1,500		1,509,500
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
4.25%, 10/15/26	1,750		1,717,014
5.00%, 10/15/27	250		251,110
5.00%, 10/15/28 (c)	500		498,698
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	250		242,950
Fulton County Industrial Development Authority, Medical Center Project (RB) 4.00%, 07/01/26 (c)	775		775,311
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	1,000		1,120,407
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	720		708,402
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/23	125		127,072
5.00%, 06/30/26	130		135,175
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	100		106,877
Pennsylvania Turnpike Commission, Series E (RB) 6.00%, 12/01/27 (c)	875		1,018,567
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	575		553,246

14

	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority, Industrial Development, University of Arts (RB) 4.50%, 03/15/28 (c)	$2,200		$2,192,919
Philadelphia Gas Works (RB) 5.00%, 10/01/26	100		108,404
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200		215,360
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		121,890
5.00%, 07/01/27 (c)	275		293,026
			21,759,503
Puerto Rico: 5.1%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30	3,000		3,099,287
6.12%, 07/01/24	410		417,814
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,028,879
5.00%, 07/01/31 (c)	2,000		2,056,339
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	2,000		1,874,689
5.38%, 07/01/25	3,638		3,724,237
5.62%, 07/01/27	1,000		1,048,617
5.62%, 07/01/29	3,000		3,194,689
5.75%, 07/01/31	2,000		2,173,419
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 01/30/23 (c)	250		251,804
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 01/30/23 (c)	100		101,670
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 01/30/23 (c)	780		785,629
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) 0.01%, 07/01/28 (c)	2,000		1,349,552
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	1,308		980,315
			22,086,940
	Par (000’s	)	Value
Rhode Island: 0.4%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/30 (c)	$250		$288,812
5.00%, 05/15/30 (c)	400		466,214
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	155		168,303
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	1,000		1,005,927
			1,929,256
South Carolina: 0.8%
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	600		611,217
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB)
5.25%, 07/01/25 (c)	755		796,699
6.00%, 06/01/28 (c)	1,000		824,567
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	305		295,545
South Carolina Public Service Authority, Series A (RB)
5.00%, 06/01/25 (c)	290		304,706
5.00%, 06/01/26 (c)	525		555,084
			3,387,818
Tennessee: 0.9%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c) (d) *	500		398,916
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	105		87,834
Tennergy Corporation Gas Supply Series A (RB) 4.00%, 09/01/28 (c) (p)	1,750		1,754,879
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	1,000		1,073,047
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	525		547,530
			3,862,206

15

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas: 8.4%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/27 (c)	$1,155		$1,203,484
5.00%, 01/01/27 (c)	1,200		1,247,776
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	775		801,215
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/27 (c)	500		509,079
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	50		58,461
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,465		2,244,679
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	750		865,008
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	2,000		2,127,681
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	120		123,713
City of Austin, Texas Airport System (RB)
5.00%, 11/15/24 (c)	395		408,077
5.00%, 11/15/25	625		660,241
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		195,322
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	2,250		2,274,020
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		256,958
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 01/30/23 (c)	200		200,156
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	1,000		1,027,958
5.00%, 07/15/28	500		516,899
	Par (000’s	)	Value
Texas (continued)
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	$1,500		$1,550,697
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal E Project (RB) 4.75%, 07/01/24	545		545,912
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	1,000		1,017,883
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	2,750		2,826,884
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	60		60,273
5.12%, 08/15/25 (c)	200		202,054
6.00%, 03/01/24 (c)	1,345		1,366,695
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	500		509,964
Dallas Fort Worth International Airport (RB)
5.00%, 11/01/23 (c)	1,000		1,012,723
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 01/30/23 (c)	335		335,088
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.01%, 11/15/29	315		244,226
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 01/30/23 (c)	1,000		1,000,288
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/25 (c)	335		351,652
5.00%, 05/15/29 (c)	200		227,379
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105		111,304
Matagorda County Navigation District No 1 (RB) 4.00%, 06/03/23 (c)	2,100		2,103,251

16

	Par (000’s	)	Value
Texas (continued)
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c) (d) *	$300		$213,000
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 01/20/23 (c)	3,200		3,185,141
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/24 (c)	1,000		889,478
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,000		954,768
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 03/03/23 (c)	185		188,363
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100		85,000
5.00%, 07/01/24	100		85,000
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	405		341,214
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185		197,991
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 07/01/23 (c)	550		445,295
SA Energy Acquisition Public Facility Corp. (RB)
5.50%, 08/01/24	55		56,495
5.50%, 08/01/25	125		130,490
5.50%, 08/01/27	110		118,283
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250		247,975
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	275		264,184
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/23	15		15,272
5.25%, 12/15/24	60		62,172
	Par (000’s	)	Value
Texas (continued)
5.25%, 12/15/25	$100		$105,524
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350		371,542
			36,144,187
Utah: 0.4%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	800		792,151
Utah Salt Lake City, International Airport, Series A (RB) 5.00%, 07/01/31	1,000		1,139,510
			1,931,661
Virgin Islands: 0.6%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB) 5.00%, 10/01/32	500		520,566
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB)
5.00%, 10/01/24	200		196,195
5.00%, 10/01/24 (c)	1,000		914,508
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 01/30/23 (c)	620		599,972
5.00%, 01/30/23 (c)	75		73,376
5.00%, 01/30/23 (c)	150		148,705
5.00%, 03/03/23 (c)	55		53,533
			2,506,855
Virginia: 1.1%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 01/30/23 (c)	140		131,325
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325		313,479
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	1,835		1,547,792
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,525		1,213,125
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	710		726,590

17

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	$635		$651,749
			4,584,060
Washington: 1.3%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	110		111,099
Klickitat County, Public Hospital District No. 2 (RB) 4.00%, 12/01/27	750		736,894
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	480		497,376
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		2,114,189
Washington State, Convention Center Public Facilities District, Series B (RB) 4.00%, 07/01/31 (c)	250		248,513
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		999,783
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	185		177,091
4.00%, 01/01/25 (c)	500		477,324
5.00%, 01/01/25 (c)	365		342,688
			5,704,957
West Virginia: 0.4%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.75%, 01/30/23 (c)	680		678,690
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,000		987,884
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		161,527
			1,828,101
	Par (000’s	)	Value
Wisconsin: 1.4%
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	$1,000		$979,297
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 3.75%, 02/01/32	850		814,459
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/27 (c)	455		410,676
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	475		463,737
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	505		454,554
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	150		145,024
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,505		1,563,729
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		1,010,903
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	250		238,852
			6,081,231
Total Municipal Bonds: 99.3% (Cost: $460,065,274)			429,156,442
Other assets less liabilities: 0.7%			2,960,711
NET ASSETS: 100.0%			$432,117,153

18

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
*	Non-income producing
(d)	Security in default
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Industrial Development Revenue	16.2%	$69,348,824
Local GO	10.7	45,776,483
State GO	9.5	40,929,146
Tax	9.3	39,943,942
Hospitals	7.3	31,253,484
Education	6.9	29,639,485
Utilities - Other	6.7	28,607,797
Health	5.4	23,004,899
Power	4.9	20,880,384
Airport	4.6	19,705,749
Leasing COPS & Appropriations	4.4	19,038,902
Transportation	4.3	18,553,554
Toll & Turnpike	2.8	12,037,535
Water & Sewer	2.5	10,672,839
Misc	1.8	7,749,809
Refunded	0.7	3,199,106
Pollution Control	0.6	2,689,395
Multi-Family Housing	0.5	2,387,473
Unassigned	0.5	2,026,064
Tobacco	0.4	1,711,572
	100.0%	$429,156,442
19